Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Cash Flows
Cash flow from operations		$ 15,608	$ 15,330	$ 15,562
Interest on loans and borrowings paid		(1,186)	(1,121)	(1,686)
Derivatives received (paid), net		(324)	(67)	(240)
Interest on participative stockholders' debentures paid		(179)	(113)	(135)
Income taxes (including settlement program)		(1,809)	(1,128)	(1,051)
Net cash provided by operating activities from continuing operations		12,110	12,901	12,450
Cash flow from investing activities:
Capital expenditures		(3,704)	(3,784)	(3,831)
Additions to investments		(76)	(23)	(93)
Acquisition of subsidiary, net of cash		(926)
Proceeds from disposal of assets and investments		142	1,481	922
Dividends received from associates and joint ventures		353	245	227
Judicial deposits and restricted cash		(1,638)
Short-term investment (LFTs)		(828)	(50)	(90)
Others investments activities, net	[1]	(312)	2,290	(493)
Net cash provided by (used in) investing activities from continuing operations		(6,989)	159	(3,358)
Cash flow from financing activities:
Loans and borrowings from third-parties		(2,275)	(6,616)	(7,022)
Payments of leasing		(224)
Dividends and interest on capital paid to stockholders			(3,313)	(1,456)
Dividends and interest on capital paid to noncontrolling interest		(184)	(182)	(126)
Share buyback program			(1,000)
Transactions with noncontrolling stockholders		(812)	(17)	(98)
Net cash used in financing activities from continuing operations		(3,495)	(11,128)	(8,702)
Net cash used in discontinued operations			(46)	(252)
Net cash used in discontinued operations			(46)	(252)
Increase in cash and cash equivalents		1,626	1,886	138
Cash and cash equivalents in the beginning of the year		5,784	4,328	4,262
Effect of exchange rate changes on cash and cash equivalents		(60)	(313)	(60)
Effects of disposals of subsidiaries and merger, net of cash and cash equivalents			(117)	(12)
Cash and cash equivalents at end of the year		7,350	5,784	4,328
Non-cash transactions:
Additions to property, plant and equipment - capitalized loans and borrowing costs		140	194	370
Cash flow from operating activities:
Income (loss) before income taxes from continuing operations		(2,775)	6,816	7,829
Adjusted for:
Provisions related to Brumadinho		6,550
Equity results and other results in associates and joint ventures		681	182	82
Impairment and disposal of non-current assets		5,074	899	294
Depreciation, amortization and depletion		3,726	3,351	3,708
Financial results, net		3,413	4,957	3,019
Changes in assets and liabilities:
Accounts receivable		(25)	(156)	1,277
Inventories		110	(817)	(339)
Suppliers and contractors	[2]	655	(376)	232
Provision - Payroll, related charges and others remunerations		(94)	(11)	372
Proceeds from streaming transactions			690
Payments related to Brumadinho	[3]	(989)
Other assets and liabilities, net		(718)	(205)	(912)
Cash flow from operations		$ 15,608	$ 15,330	$ 15,562

[1]	Includes loans and advances from/to related parties. For the year ended December 31, 2018, includes proceeds received from Nacala project finance (note 31b) in the amount of US$2,572.
[2]	Includes variable lease payments.
[3]	Additionally, the Company has incurred in expenses in the amount of US$730 recognized straight to the income statement, totaling the amount of US$1,719 have already been disbursed by the Company related to the Brumadinho event.